CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Location-based services	$ 87,189	$ 81,437
Wireless communications products	33,605	32,010
Total revenues	120,794	113,447
Cost of revenues:
Location-based services	27,839	27,305
Wireless communications products	32,571	27,879
Total cost of revenues	60,410	55,184
Gross profit	60,384	58,263
Research and development expenses	2,099	1,768
Selling and marketing expenses	5,482	6,278
General and administrative expenses	22,590	22,391
Other expenses (income), net	(118)	(143)
Operating income	30,331	27,969
Financing income, net	568	841
Income before income tax	30,899	28,810
Income tax expenses	(8,510)	(8,444)
Share in gains of affiliated companies, net	2,224	4,489
Net income for the period	24,613	24,855
Less: Net income attributable to non-controlling interests	(1,319)	(1,415)
Net income attributable to the Company	$ 23,294	$ 23,440
Basic and diluted earnings per share attributable to Company's stockholders	$ 1.11	$ 1.12
Basic and diluted weighted average number of shares outstanding (in thousands)	20,968	20,968